INCOME TAX (BENEFIT)/EXPENSE (Schedule of Current and Deferred Components of Income Tax) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Benefitexpense
Current income tax benefit	$ 361	¥ 2,294	¥ (4,436)	¥ 3,817
Deferred income tax (benefit)/expense	(25)	(159)	(5,694)	(5,191)
Total current and deferred components of income tax (benefit)/expense	$ 336	¥ 2,135	¥ 1,258	¥ (1,374)